                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007
                                               -------------

Check here if Amendment [ ];  Amendment Number:
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FBOP CORPORATION
Address:     11 WEST MADISON STREET
             OAK PARK, ILLINOIS 60302



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MICHAEL F. DUNNING
Title:       EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:       708-445-3173

Signature, Place, and
Date of Signing:            /S/ MICHAEL F. DUNNING, OAK PARK, IL,  JULY 26, 2007
                            ----------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $ 148,503 (in thousands)




List of Other Included Managers:

     (1) COTTONWOOD HOLDINGS, INC.

     (2) RIVER CAPITAL ADVISORS, INC.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.



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                           FORM 13F INFORMATION TABLE


                              TITLE OF               VALUE     SHARES/     SH /   PUT /   INVSTMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT     PRN    CALL    DSCRETN    MANAGERS     SOLE  SHARED  NONE
--------------------------     -----    ---------   -------    -------     ---    ----    -------    --------     ----  ------  ----
Bank Marin Corte Madera CA      COM     063431100     6327      193780     SH             DEFINED       1       193780
Bankfinancial Corp              COM     06643P104    16700     1076000     SH             DEFINED       1      1076000
Banner Corp                     COM     06652V109    16831      490832     SH             DEFINED       1       490832
Banner Corp                     COM     06652V109     5192      151421     SH             SOLE                  151421
Cascade Financial Corp          COM     147272108     2637      165527     SH             SOLE                  165527
Cascade Financial Corp          COM     147272108     6818      428018     SH             DEFINED       1       428018
CFS Bancorp Inc                 COM     12525D102     8211      561250     SH             SOLE                  561250
Desert Community Bank           COM     25037Y109     1134       49452     SH             DEFINED       1        49452
Doral Financial                 COM     25811P100     5900     5000000     SH             DEFINED       1      5000000
EPIC Bancorp                    COM     294250105     2674      194500     SH             DEFINED       1       194500
Evergreenbancorp                COM     300349107       54        3958     SH             DEFINED       1         3958
First Mutual Bancshares         COM     32190E102      255       11478     SH             DEFINED       1        11478
First Republic Bank             COM     336158100    10495      195473     SH             SOLE                  195473
MB Financial Inc                COM     55264U108     2000       57209     SH             SOLE                   57209
Midwest Banc Holdings Inc       COM     598251106      488       33451     SH             SOLE                   33451
Midwest Banc Holdings Inc       COM     598251106     1696      116329     SH             DEFINED       1       116329
North Bay Bancorp               COM     657477105      666       28323     SH             DEFINED       1        28323
Old Second Bancorp Inc ILL      COM     680277100      955       32532     SH             SOLE                   32532
PFF Bancorp Inc                 COM     69331W104    32865     1170000     SH             DEFINED       1      1170000
Provident Bankshares Corp       COM     743859100      269        8143     SH             SOLE                    8143
Provident Financial Hldgs Inc   COM     743868101     8154      330000     SH             DEFINED       1       330000
R & G Financial Corp            COM     749136107     3107      817550     SH             DEFINED       1       817550
Rainier Pacific Financial       COM     75087U101     5329      309978     SH             DEFINED       1       309978
Riverview Bancorp Inc           COM     769397100     1637      118053     SH             DEFINED       1       118053
Southwest Bancorp Inc OKLA      COM     844767103      363       15000     SH             SOLE                   15000
Sprint Nextel Corp              COM     852061100     2071      100000     SH             DEFINED       2       100000
Terra Inds Inc                  COM     880915103     4067      160000     SH             DEFINED       2       160000
Thornburg Mortgage Inc          COM     885218107      763       29000     SH             SOLE                   29000
Tyco Intl Ltd                   COM     902124106      845       25000     SH             DEFINED       2        25000

                                                    148503